Intangible Assets And Goodwill	12 Months Ended
Oct. 31, 2021
Intangible Assets And Goodwill
Intangible Assets And Goodwill

13.	Intangible Assets And Goodwill

Indefinite lived intangible assets and goodwill	Cost ($)
Grower licenses	154,000
Goodwill	245,338
399,338

The Company’s intangible assets include grower licenses and goodwill acquired during the year ended October 31, 2021 (Note 8). Net amortizable intangible assets of $4,997 at October 31, 2020, included the cost of the Company’s website of $7,997 less accumulated amortization of $3,000.